Shareholder Fees (Invesco V.I. Leisure Fund, Series I shares, Invesco V.I. Leisure Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Leisure Fund | Series I shares, Invesco V.I. Leisure Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)